Share-based Compensation (Share Option Activities) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 years	Dec. 31, 2011 years	Dec. 31, 2010 years
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance	23,695,602	25,045,617	12,483,000
Number of Shares, Options granted	3,535,450	15,657,942	12,184,000
Number of Shares, Options granted contingent upon IPO		90,883	499,117
Number of Shares, Options exercised	(1,943,515)	(16,217,250)
Number of Shares, Options forfeited or cancelled	(1,464,126)	(881,590)	(120,500)
Number of Shares, Outstanding, Ending balance	23,823,411	23,695,602	25,045,617
Number of Shares, Vested and exercisable, Ending balance	9,143,752	4,208,831	15,169,521
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.92	$ 0.20	$ 0.15
Weighted Average Exercise Price, Options granted	$ 1.35	$ 1.24	$ 0.25
Weighted Average Exercise Price, Options granted contingent upon IPO		$ 0.40	$ 0.40
Weighted Average Exercise Price, Options exercised	$ 0.28	$ 0.14
Weighted Average Exercise Price, Options forfeited or cancelled	$ 0.90	$ 0.53	$ 0.22
Weighted Average Exercise Price, Outstanding, Ending balance	$ 1.04	$ 0.92	$ 0.20
Weighted Average Exercise Price, Vested and exercisable, Ending balance	$ 0.85	$ 0.27	$ 0.10
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning balance	8.88	8.58	8.27
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance	8.22	8.88	8.58
Weighted Average Remaining Contractual Life (Years), Vested and exercisable, Ending balance	7.69	7.42	8.10
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 3,194	$ 33,775	$ 2,018
Aggregate Intrinsic Value, Outstanding, Ending balance	4,077	3,194	33,775
Aggregate Intrinsic Value, Vested and exercisable, Ending balance	3,275	3,316	21,996
Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance	2,337,500	10,375,000	8,595,000
Number of Shares, Options granted	450,000	2,337,500	1,780,000
Number of Shares, Options exercised		(10,375,000)
Number of Shares, Outstanding, Ending balance	2,787,500	2,337,500	10,375,000
Number of Shares, Vested and exercisable, Ending balance	1,584,375	1,000,000	10,375,000
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.93	$ 0.23	$ 0.19
Weighted Average Exercise Price, Options granted	$ 1.35	$ 0.93	$ 0.40
Weighted Average Exercise Price, Options exercised		$ 0.23
Weighted Average Exercise Price, Outstanding, Ending balance	$ 1.00	$ 0.93	$ 0.23
Weighted Average Exercise Price, Vested and exercisable, Ending balance	$ 0.99	$ 0.91	$ 0.23
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning balance	9.92	6.12	8.39
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance	9.01	9.92	6.12
Weighted Average Remaining Contractual Life (Years), Vested and exercisable, Ending balance	8.97	9.84	6.12
Aggregate Intrinsic Value, Outstanding, Beginning balance	283	13,716	985
Aggregate Intrinsic Value, Outstanding, Ending balance	577	283	13,716
Aggregate Intrinsic Value, Vested and exercisable, Ending balance	$ 348	$ 144	$ 13,716